                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-8252

                    CREDIT SUISSE EMERGING MARKETS FUND, INC.
               ----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                    Credit Suisse Emerging Markets Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)

- CREDIT SUISSE
  EMERGING MARKETS FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 21, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, the Common Class Shares and Advisor Class Shares of Credit Suisse Emerging Markets Fund (the "Fund")(1) had returns of 0.16% and negative 0.16%, respectively, versus an increase of 5.93% for the Morgan Stanley Capital International Emerging Markets Free Index.(2) The Fund's Class A Shares(3) (without sales charge) was down 0.47% for the period.

   The world's equity markets were highly volatile, as investors struggled to assess the threat and reality of the Iraq war, and the likely speed and success of that conflict. Prices on equities, bonds, oil and gold gyrated in reaction to the war-related news flow. In the end, most countries saw their markets rise, reflecting a strong mid March through April rally, as various worst-case scenarios (regarding energy costs, the expense of a lengthy war, etc.) suddenly appeared unlikely. Most emerging markets had gains, although certain Asian markets struggled.

   The Fund had a lackluster showing in the period, lagging its benchmark. We attribute this in part to our overweightings in South Korea and Taiwan through much of the period. These markets were hurt by the emergence of SARS as a local threat, tensions regarding the Korean peninsula, and worries over the region's vulnerability to a weak global economy. In addition, we were underweighted in Israel, which, despite war in the region, was a good performer. Another factor that hindered the Fund was our general focus on more defensive stocks in Brazil when that market rallied; our Brazil holdings had a gain, yet they lagged the benchmark's Brazil component.

   We made some adjustments to the Fund in the period regarding its regional allocation. In early 2003, we became underweighted in Asia, after being overweighted there for many months. The sharp sell-off in South Korea has arguably created compelling valuations at the stock level, but we see few catalysts that will drive a strong market rally at this point. In China, we believe the supportive macroeconomic backdrop belies a lack of compelling investment opportunities at the stock level, particularly in large-cap index constituents in energy and telecoms. In Taiwan, we have increased our exposure, but our sense is that there is unlikely to be a significant rebound in the global technology cycle; we thus remain underweight there. As a result, much of our Asian exposure is concentrated in India and smaller South East Asian markets.

   Latin America, by contrast, has become an overweight. While we are aware of the prospects for market disappointment over the reform agenda of the new Lula da Silva administration in Brazil, declining sovereign risks and inflows into Brazilian debt could continue to support Brazilian equities. We have consequently increased our overweight in Brazil and moved into higher beta stocks (i.e., stocks that should outperform in any market rally) in the banking sector. We ended the period with a neutral weighting in Mexico.

   Finally, we have reduced our underweight in the Europe, Middle East and African region. Our primary change was to add to Israel, where we had long been underweighted. Much of this reflected sector-specific views -- in particular our enthusiasm for generic pharmaceutical companies -- but also an improving domestic environment. We also added to Hungary, where the longer-term convergence theme is providing support for domestic financials while the market in general has been an important safety zone in more turbulent global conditions.

   In Russia, while the outlook for oil prices looks less bullish, positive corporate news within the energy sector there and attractive opportunities in other sectors have led us to maintain the country overweight. In Turkey, we see little reason to become more enthusiastic about the outlook in the medium term to move beyond a neutral position. Finally, in South Africa, we have narrowed our underweight somewhat, but continue to be more positioned toward resources and mining stocks, which have benefited from the rise in global commodity prices. We are monitoring the country's financial companies for purchase opportunities, as they could benefit from an eventual decline in interest rates.

Emily Alejos              Yaroslaw Aranowicz        Annabel Betz
Co-Portfolio Manager      Co-Portfolio Manager      Co-Portfolio Manager

   THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN OTHER FUNDS THAT SEEK CAPITAL GROWTH BY INVESTING IN LARGER, MORE-DEVELOPED MARKETS. INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                           SINCE       INCEPTION
                                 1 YEAR      5 YEAR      INCEPTION        DATE
                                --------    --------     ---------    ----------
Common Class                    (26.38%)    (10.28%)      (5.13%)     12/30/1994
Advisor Class                   (26.61%)    (10.94%)      (5.62%)     12/30/1994
Class A Without
   Sales Charge                 (26.81%)        --       (12.44%)     11/30/2001
Class A With Maximum
   Sales Charge                 (31.03%)        --       (16.28%)     11/30/2001

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                           SINCE       INCEPTION
                                 1 YEAR      5 YEAR      INCEPTION        DATE
                                --------    --------     ---------    ----------
Common Class                    (21.27%)    (8.79%)       (4.27%)     12/30/1994
Advisor Class                   (21.61%)    (9.48%)       (4.78%)     12/30/1994
Class A Without
   Sales Charge                 (21.83%)       --         (7.33%)     11/30/2001
Class A With Maximum
   Sales Charge                 (26.32%)       --        (11.16%)     11/30/2001

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Morgan Stanley Capital International EMF (Emerging Markets Free) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(3) Total return for Class A shares for the reporting period, based on offering price (with maximum initial sales charge of 5.75%), declined 6.15%.

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                                             NUMBER OF
                                                                               SHARES        VALUE
                                                                           ------------   ------------
COMMON STOCKS (96.7%)
BRAZIL (9.9%)
BANKS (0.9%)
    Unibanco - Uniao de Bancos Brasileiros SA ADR                                14,400   $    261,360
                                                                                          ------------
BEVERAGES (2.3%)
    Companhia de Bebidas das Americas ADR                                        31,700        630,513
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
    Brasil Telecom Participacoes SA ADR                                          11,000        389,400
                                                                                          ------------
METALS & MINING (2.0%)
    Companhia Vale do Rio Doce ADR Class A                                       21,000        554,400
                                                                                          ------------
OIL & GAS (3.3%)
    Petroleo Brasileiro SA - Petrobras ADR                                       52,800        903,408
                                                                                          ------------
TOTAL BRAZIL                                                                                 2,739,081
                                                                                          ------------
CHILE (1.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
    Compania de Telecomunicaciones de Chile SA ADR                               28,900        331,483
                                                                                          ------------
TOTAL CHILE                                                                                    331,483
                                                                                          ------------
CHINA (3.3%)
OIL & GAS (0.9%)
    PetroChina Company, Ltd.                                                  1,066,000        243,296
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES (2.4%)
    China Telecom Corporation, Ltd.                                           3,497,000        672,582
                                                                                          ------------
TOTAL CHINA                                                                                    915,878
                                                                                          ------------
HONG KONG (1.5%)
COMPUTERS & PERIPHERALS (0.5%)
    Legend Group, Ltd.                                                          486,000        137,094
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
    China Mobile (Hong Kong), Ltd.                                              137,500        275,915
                                                                                          ------------
TOTAL HONG KONG                                                                                413,009
                                                                                          ------------
HUNGARY (2.9%)
BANKS (1.0%)
    OTP Bank Rt.                                                                 26,600        285,580
                                                                                          ------------
PHARMACEUTICALS (1.9%)
    Gedeon Richter Rt.                                                            7,300        530,222
                                                                                          ------------
TOTAL HUNGARY                                                                                  815,802
                                                                                          ------------
INDIA (5.3%)
BANKS (1.0%)
    State Bank of India, Ltd. GDR                                                18,300        273,585
                                                                                          ------------
CHEMICALS (0.7%)
    Reliance Industries, Ltd. GDR++                                              18,300        210,450
                                                                                          ------------

                 See Accompanying Notes to Financial Statements.

                                                                             NUMBER OF
                                                                               SHARES        VALUE
                                                                           ------------   ------------
COMMON STOCKS (CONTINUED)
INDIA (CONCLUDED)
IT CONSULTING & SERVICES (1.2%)
    Infosys Technologies, Ltd. ADR                                                1,500   $     61,650
    Satyam Computer Services, Ltd. ADR                                           35,800        275,660
                                                                                          ------------
                                                                                               337,310
                                                                                          ------------
PHARMACEUTICALS (2.4%)
    Dr. Reddy's Laboratories, Ltd. ADR                                           14,900        281,610
    Ranbaxy Laboratories, Ltd. GDR                                               24,660        383,463
                                                                                          ------------
                                                                                               665,073
                                                                                          ------------
TOTAL INDIA                                                                                  1,486,418
                                                                                          ------------
INDONESIA (1.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
    PT Telekomunikasi Indonesia                                                 653,000        308,676
                                                                                          ------------
TOTAL INDONESIA                                                                                308,676
                                                                                          ------------
ISRAEL (3.2%)
INTERNET SOFTWARE & SERVICES (0.9%)
    Check Point Software Technologies, Ltd.*                                     17,000        267,410
                                                                                          ------------
PHARMACEUTICALS (2.3%)
    Teva Pharmaceutical Industries, Ltd. ADR                                     13,600        635,120
                                                                                          ------------
TOTAL ISRAEL                                                                                   902,530
                                                                                          ------------
LUXEMBOURG (1.1%)
ENERGY EQUIPMENT & SERVICES (1.1%)
    Tenaris SA ADR*                                                              12,600        296,100
                                                                                          ------------
TOTAL LUXEMBOURG                                                                               296,100
                                                                                          ------------
MALAYSIA (3.7%)
BANKS (2.1%)
    Public Bank Berhad                                                          937,403        592,044
                                                                                          ------------
HOTELS, RESTAURANTS & LEISURE (1.6%)
    Genting Berhad                                                              138,010        435,821
                                                                                          ------------
TOTAL MALAYSIA                                                                               1,027,865
                                                                                          ------------
MEXICO (8.5%)
BANKS (1.9%)
    Grupo Financiero Bancomer*                                                  610,700        531,069
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
    Telefonos de Mexico SA de CV ADR                                             15,800        477,318
                                                                                          ------------
MULTILINE RETAIL (1.8%)
    Wal-Mart de Mexico SA de CV ADR                                              17,300        479,061
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES (3.1%)
    America Movil SA de CV ADR                                                   51,500        863,655
                                                                                          ------------
TOTAL MEXICO                                                                                 2,351,103
                                                                                          ------------

                 See Accompanying Notes to Financial Statements.

                                                                             NUMBER OF
                                                                               SHARES        VALUE
                                                                           ------------   ------------
COMMON STOCKS (CONTINUED)
POLAND (0.6%)
OIL & GAS (0.6%)
    Polski Koncern Naftowy Orlen SA                                              32,400   $    152,782
                                                                                          ------------
TOTAL POLAND                                                                                   152,782
                                                                                          ------------
RUSSIA (8.1%)
INDUSTRIAL CONGLOMERATES (0.9%)
    Mining and Metallurgical Company Norilsk Nickel ADR                          11,100        253,746
                                                                                          ------------
OIL & GAS (1.9%)
    Gazprom ADR                                                                  32,900        518,175
                                                                                          ------------
INDUSTRIAL CONGLOMERATES (3.4%)
    YUKOS ADR                                                                     5,500        962,500
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES (1.9%)
    AO VimpelCom ADR*                                                            13,000        518,180
                                                                                          ------------
TOTAL RUSSIA                                                                                 2,252,601
                                                                                          ------------
SOUTH AFRICA (8.0%)
BANKS (2.7%)
    FirstRand, Ltd.                                                             276,600        269,898
    Standard Bank Group, Ltd.                                                   118,571        475,829
                                                                                          ------------
                                                                                               745,727
                                                                                          ------------
METALS & MINING (1.4%)
    Gold Fields, Ltd.                                                            26,081        264,886
    Harmony Gold Mining Company, Ltd.                                            11,400        120,638
                                                                                          ------------
                                                                                               385,524
                                                                                          ------------
OIL & GAS (1.0%)
    Sasol, Ltd.                                                                  26,800        290,567
                                                                                          ------------
PAPER & FOREST PRODUCTS (1.5%)
    Sappi, Ltd.                                                                  33,600        415,134
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES (1.4%)
    Telkom South Africa, Ltd.*                                                   90,710        392,570
                                                                                          ------------
TOTAL SOUTH AFRICA                                                                           2,229,522
                                                                                          ------------
SOUTH KOREA (20.0%)
AUTOMOBILES (1.3%)
    Hyundai Motor Company, Ltd.                                                  15,820        373,691
                                                                                          ------------
BUILDING PRODUCTS (1.1%)
    Kumgang Korea Chemical Company, Ltd.                                          2,300        195,926
    Kumgang Korea Chemical Company, Ltd.*++                                       6,200        101,404
                                                                                          ------------
                                                                                               297,330
                                                                                          ------------
CHEMICALS (1.2%)
    LG Chemical, Ltd.                                                            10,000        331,687
                                                                                          ------------

                 See Accompanying Notes to Financial Statements.

                                                                             NUMBER OF
                                                                               SHARES        VALUE
                                                                           ------------   ------------
COMMON STOCKS (CONTINUED)
SOUTH KOREA (CONCLUDED)
CONSTRUCTION & ENGINEERING (1.0%)
    Daelim Industrial Company, Ltd.                                              17,700   $    288,444
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
    KT Corp.                                                                     20,580        845,220
                                                                                          ------------
ELECTRIC UTILITIES (1.5%)
    Korea Electric Power (KEPCO) Corp.                                           24,000        403,951
                                                                                          ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.7%)
    Samsung Electronics Company, Ltd.                                             8,562      2,149,309
                                                                                          ------------
TOBACCO (2.2%)
    KT&G Corp.                                                                   39,800        609,284
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
    SK Telecom Company, Ltd. ADR                                                 17,500        266,000
                                                                                          ------------
TOTAL SOUTH KOREA                                                                            5,564,916
                                                                                          ------------
TAIWAN (10.1%)
BANKS (2.1%)
    Chinatrust Financial Holding Company, Ltd.*                                 740,172        577,530
                                                                                          ------------
DIVERSIFIED FINANCIALS (1.0%)
    Fubon Financial Holding Company, Ltd.                                       389,000        265,582
                                                                                          ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
    Hon Hai Precision Industry Company, Ltd.                                    127,992        400,204
                                                                                          ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.6%)
    MediaTek, Inc.                                                               34,000        277,969
    Taiwan Semiconductor Manufacturing Co.*                                     747,040      1,024,341
    United Microelectronics Corp.                                               465,000        266,781
                                                                                          ------------
                                                                                             1,569,091
                                                                                          ------------
TOTAL TAIWAN                                                                                 2,812,407
                                                                                          ------------
THAILAND (2.9%)
BANKS (1.5%)
    Siam Commercial Bank Public Company, Ltd.*                                  514,879        411,351
                                                                                          ------------
CONSTRUCTION MATERIALS (1.4%)
    Siam Cement Public Company, Ltd.                                            134,000        396,967
                                                                                          ------------
TOTAL THAILAND                                                                                 808,318
                                                                                          ------------
TURKEY (1.5%)
BANKS (0.6%)
    Akbank T.A.S.                                                            48,388,000        171,490
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    Turkcell Iletisim Hizmetleri AS*                                         20,200,000        121,252
    Turkcell Iletisim Hizmetleri AS ADR*                                          8,500        127,075
                                                                                          ------------
                                                                                               248,327
                                                                                          ------------
TOTAL TURKEY                                                                                   419,817
                                                                                          ------------

                 See Accompanying Notes to Financial Statements.

                                                                             NUMBER OF
                                                                               SHARES        VALUE
                                                                           ------------   ------------
COMMON STOCKS (CONCLUDED)
UNITED KINGDOM (3.8%)
METALS & MINING (3.8%)
    Anglo American PLC                                                           72,503   $  1,050,234
                                                                                          ------------
TOTAL UNITED KINGDOM                                                                         1,050,234
                                                                                          ------------

TOTAL COMMON STOCKS (Cost $23,141,601)                                                      26,878,542
                                                                                          ------------
PREFERRED STOCK (1.0%)
BRAZIL (1.0%)
BANKS (1.0%)
    Banco Itau Holding Financeira SA (Cost $252,412)                          4,090,000        273,612
                                                                                          ------------
RIGHTS (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
    TelecomAsia Corp. Public Company, Ltd.* (Cost $0)                           191,874          3,078
                                                                                          ------------

                                                                                PAR
                                                                               (000)
                                                                           ------------
SHORT-TERM INVESTMENT (1.9%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.188%, 5/01/03
    (Cost $542,000)                                                        $        542        542,000
                                                                                          ------------
TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $23,936,013)                                       27,697,232

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                                   111,054
                                                                                          ------------
NET ASSETS (100.0%)                                                                       $ 27,808,286
                                                                                          ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                        GDR = Global Depositary Receipt

----------
++ Security exempt form registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $311,854 or 1.12% of net assets.
*  Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $23,936,013)(Note 1)                                       $ 27,697,232
    Cash                                                                                           224
    Foreign currency at value (cost $210,297)                                                  210,884
    Receivable for fund shares sold                                                             12,028
    Receivable for investments sold                                                            836,633
    Dividend and interest receivable                                                           110,594
    Receivable from investment adviser (Note 2)                                                 15,226
    Prepaid expenses and other assets                                                            3,658
                                                                                          ------------
      Total Assets                                                                          28,886,479
                                                                                          ------------

LIABILITIES
    Administrative services fee payable (Note 2)                                                 4,988
    Distribution fee payable (Note 2)                                                            8,285
    Payable for fund shares redeemed                                                            28,356
    Directors' fee payable                                                                         709
    Payable for investments purchased                                                          903,754
    Other accrued expenses payable                                                             132,101
                                                                                          ------------
      Total Liabilities                                                                      1,078,193
                                                                                          ------------

NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                     4,325
    Paid-in capital (Note 5)                                                                95,995,733
    Undistributed net investment income                                                        116,943
    Accumulated net realized loss on investments and foreign
      currency transactions                                                                (72,062,389)
    Net unrealized appreciation from investments and foreign
      currency translations                                                                  3,753,674
                                                                                          ------------
      Net Assets                                                                          $ 27,808,286
                                                                                          ============

COMMON SHARES
    Net assets                                                                            $ 26,841,891
    Shares outstanding                                                                       4,170,199
                                                                                          ------------
    Net asset value, offering price, and redemption price per share                       $       6.44
                                                                                          ============

ADVISOR SHARES
    Net assets                                                                            $    951,859
    Shares outstanding                                                                         152,628
                                                                                          ------------
    Net asset value, offering price, and redemption price per share                       $       6.24
                                                                                          ============

A SHARES
    Net assets                                                                            $     14,536
    Shares outstanding                                                                           2,267
                                                                                          ------------
    Net asset value and redemption price per share                                        $       6.41
                                                                                          ============
    Maximum offering price per share (net asset value/(1-5.75%))                          $       6.80
                                                                                          ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME (NOTE 1)
    Dividends                                                                             $    417,369
    Interest                                                                                     5,478
    Foreign taxes withheld                                                                     (47,585)
                                                                                          ------------
      Total investment income                                                                  375,262
                                                                                          ------------
EXPENSES
    Investment advisory fees (Note 2)                                                          184,342
    Administrative services fees (Note 2)                                                       25,946
    Shareholder Servicing/Distribution fees (Note 2)                                            38,163
    Transfer agent fees (Note 2)                                                                72,865
    Legal fees                                                                                  51,538
    Registration fees                                                                           41,394
    Printing fees (Note 2)                                                                      33,164
    Custodian fees                                                                              21,796
    Audit fees                                                                                   9,427
    Directors' fees                                                                              7,119
    Insurance expense                                                                            4,496
    Interest expense                                                                               955
    Miscellaneous expense                                                                        1,996
                                                                                          ------------
      Total expenses                                                                           493,201
    Less: fees waived and expenses reimbursed (Note 2)                                        (234,882)
                                                                                          ------------
      Net expenses                                                                             258,319
                                                                                          ------------
        Net investment income                                                                  116,943
                                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                      (1,127,766)
    Net realized loss on foreign currency transactions                                         (57,671)
    Net change in unrealized appreciation (depreciation) from investments                    1,104,915
    Net change in unrealized appreciation (depreciation) from foreign currency
      translations                                                                              (2,284)
                                                                                          ------------
    Net realized and unrealized loss from investments and foreign currency
      related items                                                                            (82,806)
                                                                                          ------------
    Net increase in net assets resulting from operations                                  $     34,137
                                                                                          ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX MONTHS
                                                                             ENDED                FOR THE YEAR
                                                                         APRIL 30, 2003               ENDED
                                                                           (UNAUDITED)          OCTOBER 31, 2002
                                                                       ------------------       ----------------
FROM OPERATIONS
  Net investment income                                                $          116,943       $          2,239
  Net realized loss from investments and foreign
    currency transactions                                                      (1,185,437)            (3,186,139)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                               1,102,631              4,856,748
                                                                       ------------------       ----------------
    Net increase in net assets resulting from operations                           34,137              1,672,848
                                                                       ------------------       ----------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                                  6,450,067            181,278,328
  Net asset value of shares redeemed                                          (10,639,525)(2)       (194,434,807)(1)
                                                                       ------------------       ----------------
    Net decrease in net assets from capital share transactions                 (4,189,458)           (13,156,479)
                                                                       ------------------       ----------------
  Net decrease in net assets                                                   (4,155,321)           (11,483,631)

NET ASSETS
  Beginning of period                                                          31,963,607             43,447,238
                                                                       ------------------       ----------------
  End of period                                                        $       27,808,286       $     31,963,607
                                                                       ==================       ================
UNDISTRIBUTED NET INVESTMENT INCOME                                    $          116,943       $             --
                                                                       ==================       ================

----------
(1)  Net of $18,121 of redemption fees retained by the Fund.
(2)  Net of $19,372 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                MONTHS ENDED                   FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2003     ----------------------------------------------------------
                                                (UNAUDITED)         2002             2001       2000       1999       1998
                                               --------------     --------         --------   --------   --------   --------
PER SHARE DATA
  Net asset value, beginning of period           $   6.43         $   6.58         $   9.03   $   9.27   $   6.59   $  10.82
                                                 --------         --------         --------   --------   --------   --------
INVESTMENT OPERATIONS
  Net investment income (loss)                       0.03(2)         (0.00)(1),(2)     0.04       0.04       0.05       0.11
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                  (0.02)           (0.15)           (2.46)     (0.28)      2.63      (3.86)
                                                 --------         --------         --------   --------   --------   --------
      Total from investment operations               0.01            (0.15)           (2.42)     (0.24)      2.68      (3.75)
                                                 --------         --------         --------   --------   --------   --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 --               --            (0.03)        --         --      (0.04)
  Distributions from net realized gains                --               --               --         --         --      (0.44)
                                                 --------         --------         --------   --------   --------   --------
      Total dividends and distributions                --               --            (0.03)        --         --      (0.48)
                                                 --------         --------         --------   --------   --------   --------
REDEMPTION FEES                                      0.00(3)          0.00(3)            --         --         --         --
                                                 --------         --------         --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                   $   6.44         $   6.43         $   6.58   $   9.03   $   9.27   $   6.59
                                                 ========         ========         ========   ========   ========   ========
      Total return(4)                                0.16%           (2.28)%         (26.92)%    (2.59)%    40.67%    (35.95)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $ 26,842         $ 30,769         $ 40,463   $ 60,482   $ 67,783   $ 60,189
    Ratio of expenses to average net assets(5)       1.75%(7)         1.65%            1.65%      1.67%      1.66%      1.65%
    Ratio of net investment income (loss)
      to average net assets                          0.81%(7)        (0.00)(6)         0.41%      0.44%      0.55%      1.00%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                 1.59%(7)         1.16%            0.86%      0.79%      0.73%      0.63%
  Portfolio turnover rate                              66%             145%             188%       232%       196%       126%

----------
(1)  This amount represents less than $(0.01) per share.
(2) Per share information is calculated using the average shares outstanding method.
(3)  This amount represents less than $0.01 per share.
(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.65% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended April 30, 2003 and the year ended October 31, 2002, there were no transfer agent credits.
(6)  Represents less than (0.01)%.
(7)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                MONTHS ENDED                    FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2003     ------------------------------------------------------------
                                                (UNAUDITED)         2002          2001            2000       1999       1998
                                               --------------     --------      --------        --------   --------   --------
PER SHARE DATA
  Net asset value, beginning of period           $   6.25         $   6.41      $   8.78        $   9.03   $   6.44   $  10.87
                                                 --------         --------      --------        --------   --------   --------

INVESTMENT OPERATIONS
  Net investment income (loss)                       0.01(1)         (0.01)(1)      0.00(1),(2)     0.07       0.04       0.21
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                  (0.02)           (0.15)        (2.37)          (0.32)      2.55      (4.16)
                                                 --------         --------      --------        --------   --------   --------
      Total from investment operations              (0.01)           (0.16)        (2.37)          (0.25)      2.59      (3.95)
                                                 --------         --------      --------        --------   --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 --               --            --              --         --      (0.04)
  Distributions from net realized gains                --               --            --              --         --      (0.44)
                                                 --------         --------      --------        --------   --------   --------
      Total dividends and distributions                --               --            --              --         --      (0.48)
                                                 --------         --------      --------        --------   --------   --------
NET ASSET VALUE, END OF PERIOD                   $   6.24         $   6.25      $   6.41        $   8.78   $   9.03   $   6.44
                                                 ========         ========      ========        ========   ========   ========
      Total return(3)                               (0.16)%          (2.50)%      (26.99)%         (2.77)%    40.22%    (37.71)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $    952         $  1,105      $  1,331        $     67   $     42   $     26
    Ratio of expenses to average net assets(4)       2.00%(5)         1.90%         1.91%           1.92%      1.91%      1.90%
    Ratio of net investment income (loss)
      to average net assets                          0.47%(5)        (0.19)%       (0.07)%          0.29%      0.81%      1.01%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                 1.59%(5)         1.19%         0.90%           0.75%      0.80%      0.94%
  Portfolio turnover rate                              66%             145%          188%            232%       196%       126%

----------
(1) Per share information is calculated using the average share outstanding method.
(2)  This amount represents less than $0.01 per share.
(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .01%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.90% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended April 30, 2003 and the year ended October 31, 2002, there were no transfer agent credits.
(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                      FOR THE SIX
                                                                      MONTHS ENDED         FOR THE PERIOD
                                                                     APRIL 30, 2003             ENDED
                                                                      (UNAUDITED)        OCTOBER 31, 2002(1)
                                                                     --------------      -------------------
PER SHARE DATA
  Net asset value, beginning of period                                  $   6.45               $   7.14
                                                                        --------               --------

INVESTMENT OPERATIONS
  Net investment income (loss)                                             (0.00)(2),(3)           0.07
  Net loss on investments and foreign currency related items
    (both realized and unrealized)                                         (0.04)                 (0.76)
                                                                        --------               --------
      Total from investment operations                                     (0.04)                 (0.69)
                                                                        --------               --------
NET ASSET VALUE, END OF PERIOD                                          $   6.41               $   6.45
                                                                        ========               ========
      Total return(4)                                                      (0.47)%                (9.80)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                              $     15               $     90
    Ratio of expenses to average net assets(5)                              1.75%                  1.65%
    Ratio of net investment income/(loss) to average net assets(5)         (0.00)(6)               1.92%
    Decrease reflected in above operating expense(5)
      ratios due to waivers/reimbursements                                  1.59%                  1.52%
  Portfolio turnover rate                                                     66%                   145%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.
(2) Per share information is calculated using the average share outstanding method.
(3)  This amount represents less than $(0.01) per share.
(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(5)  Annualized.
(6)  Represents less than (0.01)%.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Emerging Markets Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company that seeks growth of capital. The Fund was incorporated under the laws of the State of Maryland on December 23, 1993.

   The Fund is authorized to offer three classes of shares: Common Class, Advisor Class, and Class A shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, the Fund closed its Common Class to new investors and closed its Advisor Class to new investments, except for reinvestment of dividends. Advisor Class shareholders may continue to hold Advisor Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Advisor Class shares through any available method. Common Class shares of the Fund bear expenses pursuant to a distribution plan at an annual rate of 0.25% of the average daily net asset value of the Fund's Common Class shares. Advisor Class shares bear expenses pursuant to a shareholder servicing and distribution plan at an annual rate not to exceed 0.75% of the average daily net asset value of the Advisor Class shares. Advisor Class shares currently bear expenses at the annual rate of 0.50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses pursuant to a plan of distribution at an annual rate of 0.25% of the average daily net asset value of the Class A shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2003, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash Collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments including certain CSAM -- advised funds or the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003,

CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when there is related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2003, investment advisory fees earned, voluntarily waived, and expenses reimbursed were as follows:

                  GROSS                        NET
                 ADVISORY                    ADVISORY      EXPENSES
                   FEE          WAIVER         FEE      REIMBURSEMENTS
                ---------     ----------     --------   --------------
                $ 184,342     $ (184,342)    $     --   $      (50,540)

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $14,747.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                   0.050% of average daily net assets
           Next $5 billion                    0.035% of average daily net assets
           Over $10 billion                   0.020% of average daily net assets

   For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $11,199.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at the annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. For the Advisor Class shares, the maximum amount payable under its 12b-1 plan for distributing shares is 0.75% of its average daily net assets. However, the shareholder servicing and distribution fee is currently calculated at an annual rate of 0.50% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing. For the six months ended April 30, 2003, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                              SHAREHOLDER SERVICING/
                     CLASS                       DISTRIBUTION FEE
                     -----                    ----------------------
                     Common Class                   $    35,522
                     Advisor Class                        2,589
                     Class A                                 52
                                                    -----------
                                                    $    38,163
                                                    ===========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2003, the Fund reimbursed CSAM $27,994, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2003, CSAMSI and its affiliates advised the Fund that it retained $24 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30 2003, Merrill was paid $9,124 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003, there were no loans outstanding for the Fund under the Credit Facility. During the six months ended April 30, 2003, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE           LOAN OUTSTANDING
           ------------         ----------------          ----------------
            $ 271,300                1.788%                  $  448,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $18,702,590 and $22,143,470, respectively.

   At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $23,936,013, $4,807,489, $(1,046,270) and $3,761,219, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue three billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion are classified as Common Class shares, one billion are classified as Advisor Class shares and one billion are classified as Class A shares. Transactions in capital shares of the Fund were as follows:

                                                   COMMON CLASS
                          --------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                           APRIL 30, 2003 (UNAUDITED)            OCTOBER 31, 2002
                          ---------------------------------------------------------------
                            SHARES         VALUE              SHARES          VALUE
                          ----------    -------------       -----------    --------------
Shares sold                  979,548    $   6,445,848        22,058,518    $  176,529,258
Shares redeemed           (1,592,049)     (10,408,076)      (23,423,643)     (187,850,768)
                          ----------    -------------       -----------    --------------
Net decrease                (612,501)   $  (3,962,228)       (1,365,125)   $  (11,321,510)
                          ==========    =============       ===========    ==============

                                                   ADVISOR CLASS
                          ---------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                           APRIL 30, 2003 (UNAUDITED)            OCTOBER 31, 2002
                          ---------------------------------------------------------------
                            SHARES          VALUE              SHARES          VALUE
                          ----------    -------------       -----------    --------------
Shares sold                      153    $       1,004               355    $        2,876
Shares redeemed              (24,424)        (149,126)          (31,134)         (224,736)
                          ----------    -------------       -----------    --------------
Net decrease                 (24,271)   $    (148,122)          (30,779)   $     (221,860)
                          ==========    =============       ===========    ==============

                             INSTITUTIONAL CLASS(1)
                          ---------------------------
                              FOR THE YEAR ENDED
                               OCTOBER 31, 2002
                          ---------------------------
                            SHARES          VALUE
                          ----------    -------------
Shares sold                  508,888    $   3,610,870
Shares redeemed             (759,314)      (5,322,461)
                          ----------    -------------
Net decrease                (250,426)   $  (1,711,591)
                          ==========    =============

                                                    CLASS A
                          --------------------------------------------------------------
                           FOR THE SIX MONTHS ENDED            FOR THE PERIOD ENDED
                          APRIL 30, 2003 (UNAUDITED)            OCTOBER 31, 2002(2)
                          --------------------------------------------------------------
                            SHARES         VALUE              SHARES          VALUE
                          ----------    ------------       -----------    --------------
Shares sold                      540    $      3,215           140,839    $    1,135,324
Shares redeemed              (12,196)        (82,323)         (126,916)       (1,036,842)
                          ----------    ------------       -----------    --------------
Net increase (decrease)      (11,656)   $    (79,108)           13,923    $       98,482
                          ==========    ============       ===========    ==============

----------
(1)  Ceased operations October 23, 2002.
(2)  For the period November 30, 2001 (inception date) through October 31, 2002.

   Management has determined that due to an administrative oversight, new sales of Advisor Class shares other than pursuant to reinvestment of dividends took place after February 28, 2002, when there was no effective Advisor Class prospectus. A right of rescission will be offered to shareholders who purchased Advisor Class shares after February 28, 2002. The Fund will not bear any of the costs of the rescission offer, including payments due to shareholders who accept the offer.

   The Board of Directors of the Fund approved the imposition of a redemption fee, effective September 16, 2002, whereby a fee of 2% of the value of Common Class shares redeemed or exchanged within 30 days from the date of purchase will be charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee will be charged based on the value of shares at redemption, and will be paid directly to the Fund and become part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions will be redeemed first, followed by the shares held longest.

   On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares were as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
           CLASS                  SHAREHOLDERS       OF OUTSTANDING SHARES
           -----                  ------------      ----------------------
           Common Class                 4                       55%
           Advisor Class                2                       14%
           Class A                      3                       98%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE EMERGING MARKETS FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Emerging Markets Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except Proposals 3 and 4.

1. To Elect the Following Nominees as Directors:

                                              FOR                   WITHHELD
                                         -------------            ------------
           Richard H. Francis              2,591,192                149,183
           Jack W. Fritz                   2,592,092                148,284
           Joseph D. Gallagher             2,593,556                146,819
           Jeffrey E. Garten               2,587,448                152,927
           Peter F. Krogh                  2,589,956                150,420
           James S. Pasman, Jr.            2,589,192                151,184
           Steven N. Rappaport             2,593,930                146,445
           William W. Priest               2,588,392                151,984

           Total Eligible Shares           4,549,654
           Total Shares Voted              2,740,375
           % of Shares Voted                   60.23%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                           % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING         SHARES VOTED
                             ---------     -----------------     ------------
        For                  2,011,025           44.20%              73.39%
        Against                133,058            2.92%               4.85%
        Abstain                 74,839            1.65%               2.73%
        Broker Non-votes       521,454           11.46%              19.03%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                           % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING         SHARES VOTED
                             ---------     -----------------     ------------
        For                  2,017,517           44.34%              73.62%
        Against                128,173            2.82%               4.68%
        Abstain                 73,232            1.61%               2.67%
        Broker Non-votes       521,454           11.46%              19.03%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                           % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING         SHARES VOTED
                             ---------     -----------------     ------------
        For                  2,030,879           44.64%              74.11%
        Against                128,915            2.83%               4.70%
        Abstain                 59,128            1.30%               2.16%
        Broker Non-votes       521,454           11.46%              19.03%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                           % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING         SHARES VOTED
                             ---------     -----------------     ------------
        For                  2,014,460           44.28%              73.51%
        Against                144,070            3.17%               5.26%
        Abstain                 60,392            1.33%               2.20%
        Broker Non-votes       521,454           11.46%              19.03%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                           % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING         SHARES VOTED
                             ---------     -----------------     ------------
        For                  2,011,491           44.21%              73.40%
        Against                146,679            3.22%               5.35%
        Abstain                 60,751            1.34%               2.22%
        Broker Non-votes       521,454           11.46%              19.03%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                           % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING         SHARES VOTED
                             ---------     -----------------     ------------
        For                  2,026,636           44.55%              73.95%
        Against                131,498            2.89%               4.80%
        Abstain                 60,788            1.34%               2.22%
        Broker Non-votes       521,454           11.46%              19.03%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                           % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING         SHARES VOTED
                             ---------     -----------------     ------------
        For                  1,621,643           35.64%              59.17%
        Against                521,685           11.47%              19.04%
        Abstain                 75,593            1.66%               2.76%
        Broker Non-votes       521,454           11.46%              19.03%

4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                           % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING         SHARES VOTED
                             ---------     -----------------     ------------
        For                  1,650,595           36.28%              60.23%
        Against                504,013           11.08%              18.39%
        Abstain                 64,313            1.41%               2.35%
        Broker Non-votes       521,454           11.46%              19.03%

CREDIT SUISSE EMERGING MARKETS FUND
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

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                                       27

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                                       28

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSEMK-3-0403

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Credit Suisse Emerging Markets Fund, Inc.

          /s/ Joseph D. Gallagher
          ------------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 2, 2003

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          ------------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 2, 2003

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  July 2, 2003